Long-term investments - Footnote Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) taxEquityInvestment	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) taxEquityInvestment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of retained tax equity investments in renewable energy projects | taxEquityInvestment	7		7
Investments carried at fair value	$ 1.9		$ 1.9		$ 2.1
Number of tax equity investments accounted for using the proportional amortization method | taxEquityInvestment	3		3
Equity method investment carrying value	$ 46.4		$ 46.4		38.1
Equity-method investees	46.4		46.4		$ 38.1
Equity method gain	$ 1.1	$ 2.5	$ 2.1	$ 1.8
Seven Renewable Energy Business
Schedule of Equity Method Investments [Line Items]
Number of tax equity investments accounted for using the proportional amortization method | taxEquityInvestment	1		1
Equity method investment carrying value	$ 24.9		$ 24.9
Distributions received from equity investments, net of income	0.9		3.5
Investment tax credits and tax benefits	3.8		12.6
Project cost	27.5		27.5
Investment and income	0.5		0.9
Equity method gain	0.8		1.8
Equity contributions	24.4		24.4
Seven Renewable Energy Business | Other Noncurrent Liabilities
Schedule of Equity Method Investments [Line Items]
Equity contributions	21.5		21.5
Seven Renewable Energy Business | Other Current Liabilities
Schedule of Equity Method Investments [Line Items]
Equity contributions	$ 2.9		$ 2.9
Seven Renewable Energy Business | Renewable Energy Business
Schedule of Equity Method Investments [Line Items]
Number of retained tax equity investments in renewable energy projects | taxEquityInvestment	7		7
Investments carried at fair value	$ 165.5		$ 165.5
Number of tax equity investments accounted for using the proportional amortization method | taxEquityInvestment	3		3
Equity method investment carrying value	$ 138.0		$ 138.0
Equity method investments amortization expenses	4.2		11.4
Distributions received from equity investments, net of income	0.3		0.3
Investment tax credits and tax benefits	12.2
Equity-method investees	$ 114.1		$ 114.1
Regulated Services Group | Renewable Energy Group
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)	9.80%		9.80%